Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and other short-term benefits	£ 50.7	£ 33.9
Pension costs	0.3	0.1
Other long-term benefits	12.6	18.4
Share-based payments	24.8	26.8
Employer social security charges on emoluments	8.5	9.6
Costs recognised for accounting purposes	96.9	88.8
Employer social security charges on emoluments	(8.5)	(9.6)
Other long-term benefits - difference between awards granted and costs recognised	4.5	(9.8)
Share-based payments - difference between awards granted and costs recognised	(2.1)	(11.7)
Total remuneration awarded	£ 90.8	£ 57.7